Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Realized And Net Change In Unrealized Gains And Losses On Digital Assets
Realized gain on digital assets	$ (24,417,887)	$ 43,803,635	$ (84,553,327)	$ 76,076,707
Unrealized loss on digital assets	214,985,980	74,456,989	77,380,274	(46,745,729)
Realized and net change in unrealized (loss) gain on digital assets	$ 190,568,093	$ 118,260,624	$ (7,173,053)	$ 29,330,978